ACCOUNTS RECEIVABLE, NET - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 47,285,393	$ 50,568,698	$ 33,941,083
Allowance for expected credit losses	$ 4,756,474	$ 3,992,922	$ 2,841,192
Grant trade debtors a credit period (in days)	180 days	30 days
Bank of Hangzhou
ACCOUNTS RECEIVABLE, NET
Amount of accounts receivable	$ 800,000
Amount from securitized loan	$ 700,000
Interest rate of short term debt	3.50%
Accrued interest on the loan	$ 20,000.00
China CITIC Bank Suzhou Branch
ACCOUNTS RECEIVABLE, NET
Amount of accounts receivable	4,200,000	$ 2,400,000
Accrued interest on the loan	675	41,612
Amount of assets pledged	$ 2,100,000	$ 4,100,000
China CITIC Bank Suzhou Branch | Interest rate of 3.00%
ACCOUNTS RECEIVABLE, NET
Interest rate of short term debt		3.00%
China CITIC Bank Suzhou Branch | Interest rate of 3.95%
ACCOUNTS RECEIVABLE, NET
Interest rate of short term debt		3.95%
China CITIC Bank Suzhou Branch | Interest rate of 4.15%
ACCOUNTS RECEIVABLE, NET
Interest rate of short term debt		4.15%
Minimum
ACCOUNTS RECEIVABLE, NET
Grant trade debtors a credit period (in days)	30 days	30 days	30 days
Minimum | China CITIC Bank Suzhou Branch
ACCOUNTS RECEIVABLE, NET
Interest rate of short term debt	3.00%
Maximum
ACCOUNTS RECEIVABLE, NET
Grant trade debtors a credit period (in days)	180 days	180 days	90 days
Maximum | China CITIC Bank Suzhou Branch
ACCOUNTS RECEIVABLE, NET
Interest rate of short term debt	2.70%